SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05531
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BABSON CAPITAL PARTICIPATION INVESTORS
(Exact name of registrant as specified in charter)
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1500 Main Street
P.O. Box 15189
Springfield, MA 01115-5189
(Address of principal executive offices) (Zip code)
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Christopher A. DeFrancis, Vice President and Secretary
1500 Main Street, Suite 2800, Springfield, MA 01115-5189
(name and address of agent for service)
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Registrant's telephone number, including area code:
413-226-1000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 - June 30, 2012

Item 1.  Proxy Voting Record.

INTREPID POTASH, INC.

Ticker: IPI	Security ID: 46121Y102
Meeting Date: May 29, 2012	Meeting Type: Annual
Record Date: April 2, 2012

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1A.	Election of Directors (Majority Voting)	For	For	Management
1B.	Election of Directors (Majority Voting)	For	For	Management
2.	Ratify Appointment of Independent Auditors	For	For	Management
3.	14A Executive Compensation	For	For	Management
4.	Amend Stock Compensation Plan	For	For	Management
5.	Amend Stock Compensation Plan	For	For	Management

NORTEK, INC.

Ticker: NTK	Security ID: 656559309
Meeting Date: May 8, 2012	Meeting Type: Annual
Record Date: March 14, 2012

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.	Election of Directors
	i. Michael J. Clarke	For	For	Management
	ii. Daniel C. Lukas	For	For	Management
	iii. Bennett Rosenthal	For	For	Management
2.	Ratify Appointment of Independent Auditors	For	For	Management
3.	Approve Stock Compensation Plan	For	For	Management

RUE21, INC.

Ticker: RUE	Security ID: 781295100
Meeting Date: June 8, 2012	Meeting Type: Annual
Record Date: April 10, 2012

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.	Election of Directors
	i. John Megrue	For	For	Management
	ii. Macon Brock	For	For	Management
2.	14A Executive Compensation	For	For	Management
3.	Ratify Appointment of Independent Auditors	For	For	Management